Long-term debt - Schedule of Long-term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 232.6	[1]	$ 392.4
Notional amount	232.6		392.4
Deferred interest			1.3
Unamortized discount of senior unsecured notes	(2.3)
Deferred financing costs	(5.0)		(2.7)
Total long-term debt	225.3		391.0
Current portion	0.0		391.0
Non-current portion	225.3		0.0
Syndicated Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	105.0		321.5
11.95% $127.6 million, maturing July 27, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 127.6
PROP limited recourse loan - 10.50% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			16.0
Senior secured notes – 2008 Notes - 9.37% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			4.7
Senior secured notes – 2010 Q1 Notes - 8.82% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			11.3
Senior secured notes – 2010 Q4 Notes - 7.91% [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			24.7
Senior secured notes – 2011 Notes - 7.76% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 14.2

[1]	The 2024 figure includes our syndicated credit facility which has a term-out date of July 2024. The 2027 figure includes our senior unsecured notes due in July 2027. Refer to Note 5 for further details. Historically, the Company has successfully renewed its syndicated credit facility.